Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Cost

The components of lease cost for the Company’s leases were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Operating Leases:
Lease cost	$147	$159

Finance Leases:
Amortization of ROU assets	5	1
Interest on lease liability	1	1

Total lease cost	$153	$161

Supplemental information related to the Company’s leases are as follows:

	As of December 31,
	2025	2024
Operating lease
Weighted-average remaining lease term (in years)	1.7	2.7
Weighted-average discount rate	8.47%	8.47%
Finance lease
Weighted-average remaining lease term (in years)	3.6	4.6
Weighted-average discount rate	9.00%	9.00

Supplemental cash flow and other information related to our leases were as follows (in thousands):

	December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$147	$159
Operating cash flow from finance leases	$1	$1
Financing cash flow from finance leases	$3	$2
ROU assets obtained in exchange for lease obligations for:
Operating liabilities	$-	$-
Finance liabilities	$11	$15

Schedule of Future Minimum Lease Payments

The remaining future minimum lease payments under the Company’s leases are as follows (in thousands):

Year ending December 31,	Operating Leases	Finance Leases
2026	$144	$4
2027	147	4
2028	12	4
2029	-	3
2030	-	-
Total future minimum lease obligation	$303	$15
Less: Imputed interest	(26)	(3)
Net present value of lease obligations	$277	$12
Net present value of lease obligations – current portion	125	3
Net present value of lease obligations – non-current portion	$152	$9